Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42814
Entity Registrant Name	THE GROWHUB LIMITED
Entity Central Index Key	0002024114
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#12-37 Paya Lebar Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	409051